Annual Total Returns - Delaware Tax-Free Colorado Fund - Class A	Aug. 31, 2020
Bar Chart Table:
2010	1.99%
2011	10.03%
2012	8.00%
2013	(5.39%)
2014	11.58%
2015	3.36%
2016	0.64%
2017	5.53%
2018	0.60%
2019	6.88%